CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Tables)	12 Months Ended
Dec. 31, 2019
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Schedule of cash and cash equivalents

	2018	2019	2019
	RUB	RUB	$
Cash	6,330	35,829	454.4
Cash equivalents:
Bank deposits	62,463	20,192	256.1
Investments in money market funds	3	3	0.1
Other cash equivalents	2	391	4.9
Total cash and cash equivalents	68,798	56,415	715.5

Schedule of accounts receivable

Accounts receivable as of December 31, 2018 and 2019 consisted of the following:

	2018	2019	2019
	RUB	RUB	$
Trade accounts receivable	15,240	18,647	236.5
Allowance for doubtful accounts	(670)	(815)	(10.3)
Total accounts receivable, net	14,570	17,832	226.2

Schedule of movements in the allowance for doubtful accounts

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Balance at the beginning of the period	450	652	670	8.5
Charges to expenses	243	103	311	3.9
Utilization	(41)	(85)	(166)	(2.1)
Balance at the end of the period	652	670	815	10.3

Schedule of other current assets

Other current assets as of December 31, 2018 and 2019 consisted of the following:

	2018	2019	2019
	RUB	RUB	$
VAT reclaimable	2,002	3,879	49.2
Prepaid income tax	78	1,321	16.8
Other receivables	398	1,009	12.8
Loans to employees	744	998	12.7
Inventory	265	808	10.1
Interest receivable	261	409	5.2
Current content assets	152	395	5.0
Loans granted to third parties	11	328	4.2
Prepaid other taxes	21	107	1.4
Loans granted to related parties (Note 18)	174	5	0.1
Restricted cash	71	22	0.3
Other	—	324	4.0
Total other current assets	4,177	9,605	121.8

Schedule of other non-current assets

Other non-current assets as of December 31, 2018 and 2019 consisted of the following:

	2018	2019	2019
	RUB	RUB	$
Loans to employees	2,139	2,763	35.0
VAT reclaimable	626	820	10.4
Loans granted to third parties	402	37	0.4
Restricted cash	17	16	0.2
Interest receivable	5	6	0.1
Other receivables	73	—	—
Loans granted to related parties (Note 18)	33	38	0.5
Other non-current assets	178	14	0.2
Total other non-current assets	3,473	3,694	46.8

Schedule of investments in non-marketable equity securities

Investments in non-marketable equity securities as of December 31, 2018 and 2019 consisted of the following:

	2018	2019	2019
	RUB	RUB	$
Yandex.Market B.V. (Note 4)	29,404	25,075	318.0
Uber International C.V. (Note 4)	4,392	—	—
Yandex.Money	1,676	2,132	27.0
Other	1,012	866	11.0
Total investments in non-marketable equity securities	36,484	28,073	356.0

Schedule of financial information of equity method investee Yandex.Market B.V.

	2018	2019	2019
	RUB	RUB	$
Current assets	33,816	30,136	382.2
Non-current assets	442	6,297	79.9
Current liabilities	3,050	7,448	94.5
Non-current liabilities	46	5,140	65.2

Schedule of results of operations

	2018*	2019	2019
	RUB	RUB	$
Total revenues	6,196	19,370	245.7
Total operating expenses	(8,026)	(28,900)	(366.5)
Net loss	(611)	(7,777)	(98.6)
* From April 28 till December 31, 2018
Schedule of accounts payable and accrued liabilities

Accounts payable and accrued liabilities as of December 31, 2018 and 2019 comprise the following:

	2018	2019	2019
	RUB	RUB	$
Trade accounts payable and accrued liabilities	14,715	21,916	277.9
Operating lease liabilities, current	6,516	10,603	134.5
Salary and other compensation expenses payable/accrued to employees	1,673	2,459	31.2
Total accounts payable and accrued liabilities	22,904	34,978	443.6

Schedule components of other (loss)/income, net

The following table presents the components of other (loss)/income, net for the periods presented:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Foreign exchange (losses)/gains	(1,075)	1,169	(1,294)	(16.4)
Gain from sale of equity securities	33	—	—	—
Loss from repurchases of convertible debt	(6)	—	—	—
Other	(62)	(39)	94	1.2
Total other (loss)/income, net	(1,110)	1,130	(1,200)	(15.2)